Investments	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Investments
Investments
The following discusses our marketable investments, non-marketable investments and the realized and unrealized gains and losses on these investments.
Marketable Equity Securities
A summary of our investments in marketable equity securities that have readily determinable fair values that are classified as available-for-sale follows below. These investments are reported at fair value with gains and losses recorded in earnings beginning in January 2018 upon adoption of ASU 2016-01. Prior to adoption, these investments were reported at fair value with unrealized gains and losses recognized in accumulated other comprehensive income on the balance sheet. Accordingly, upon adoption, we recorded a cumulative effect adjustment to decrease opening retained earnings at January 1, 2018 by a net of tax amount of $0.9 million (pre-tax $1.1 million) for unrealized losses as of the adoption date.

(in thousands, except shares held)	As of December 31,
HTG Molecular Diagnostics, Inc (HTGM)	2018	2017
Shares held	833,333	833,333
Cost basis	$2,000	$2,000
Fair value	$2,117	$1,692
Total recognized gain during the period	$425	$—
Total cumulative unrealized gain (loss)	$117	$(308)

During the year ended December 31, 2018, the increase of $0.4 million in fair market value was recognized as a gain in other income (expense), net in the accompanying consolidated statement of income. These marketable securities are included in other long-term assets in the accompanying consolidated balance sheets.

(in thousands, except shares held)	As of December 31,
Curetis N.V.	2018	2017
Shares held	204,000	320,424
Cost basis	$1,444	$2,268
Fair value	$350	$1,516
Total recognized loss during the period	$(572)	$—
Total cumulative unrealized loss	$(1,094)	$(752)

During the year ended December 31, 2018, we sold 116,424 shares of Curetis N.V. and recognized a gain of $0.3 million in other income (expense), net in the accompanying consolidated statement of income in connection with the sale of these shares. The fair market value of shares held during the year decreased by $0.6 million and was recognized as a loss in other income (expense), net in the accompanying consolidated statement of income. As of December 31, 2018 and 2017, these marketable securities are included in short-term investments and other long-term assets, respectively, in the accompanying consolidate balance sheets.
Non-Marketable Investments
We have made strategic investments in certain privately-held companies without readily determinable market values.
Non-Marketable Investments Accounted for Under the Equity Method
A summary of our non-marketable investments accounted for as equity method investments is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2018	2017	2018	2017	2016
PreAnalytiX GmbH	50.00%	$5,405	$7,562	$4,062	$3,818	$3,067
MAQGEN Biotechnology Co., Ltd	40.00%	5,154	3,285	(579)	(542)	—
Suzhou Fuda Business Management and Consulting Partnership	33.67%	3,138	—	—	—	—
Apis Assay Technologies Ltd	19.00%	770	—	—	—	—
Hombrechtikon Systems Engineering AG	19.00%	378	1,155	(668)	(346)	—
Biotype Innovation GmbH	0.00%	—	3,821	(123)	39	(335)
Pyrobett	19.00%	—	2,639	(100)	195	333
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	0.00%	—	—	—	—	(244)
		$14,845	$18,462	$2,592	$3,164	$2,821

During the year ended December 31, 2018, we recorded impairments of $6.1 million in other income (expense), net in the accompanying consolidated statements of income, following changes in the investee's circumstances that indicated the carrying value was no longer recoverable. Accordingly, the investments were fully impaired.
During 2017, we acquired a 40% interest in MAQGEN Biotechnology Co., Ltd. for $4.0 million and contributed an additional $3.2 million during 2018. We have a commitment to contribute an additional $4.8 million in future periods. Also, during 2017, we sold our interest in QIAGEN (Suzhou) Institute of Translation Research Co., Ltd., which had no book value at the time of sale, for $3.5 million and recorded a corresponding gain in other expense, net in the accompanying statements of income.
In connection with the 2016 restructuring activities discussed in Note 6 "Restructuring", in 2016 we transferred the research and development activities of our instrumentation business to a new company, Hombrechtikon Systems Engineering AG (HSE), in which we acquired a 19.0% interest for a total obligation of $9.8 million payable over three years. In 2016, we recorded an impairment of the investment in HSE of $8.3 million in other income (expense), net.
Two of our equity method investments are variable interest entities and we are not the primary beneficiary as we do not hold the power to direct the activities that most significantly impact the economic performance. Therefore, these investments are not consolidated. As of December 31, 2018 and 2017, these investments had a total carrying value of $1.1 million and $1.2 million, respectively, which is included in other long-term assets in the consolidated balance sheets, representing our maximum exposure to loss.
Non-Marketable Investments Not Accounted for Under the Equity Method
At December 31, 2018 and 2017, we had investments in non-publicly traded companies that do not have readily determinable fair values with carrying amounts that totaled $59.5 million and $33.6 million, respectively. The changes in these investments which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer for the years ended December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Balance at beginning of year	$33,605	$38,173
Cash investments in equity securities	9,633	278
Net increases due to observable price changes	13,104	—
Conversion of note receivable to equity securities	11,369	—
Sale of equity securities	(5,400)	—
Impairments	—	(5,137)
Full acquisition of equity securities	(2,710)	—
Foreign currency translation adjustments	(117)	291
Balance at end of year	$59,484	$33,605

During 2018, we made investments of $9.6 million in equity securities, of which $9.3 million was an additional investment in NeuMoDx Molecular, Inc. (NeuMoDx). The investment is part of a strategic partnership with NeuMoDx to commercialize two new fully integrated systems for automation of PCR (polymerase chain reaction) testing. Under the agreement, we will initially distribute the NeuMoDx™ 288 (high-throughput version) and NeuMoDx™ 96 (mid-throughput version) in Europe and other major markets worldwide outside of the United States. NeuMoDx will distribute these instruments within the United States directly. The two companies have also entered into an agreement under which we can acquire all NeuMoDx shares not currently owned by QIAGEN at a predetermined price of approximately $234 million, subject to the achievement of certain regulatory and operational milestones.
For the year ended December 31, 2018, we recognized a gain of $13.1 million in other income (expense), net in the accompanying consolidated statement of income due to upward adjustments resulting from observable price changes. These adjustments were due to equity offerings at a higher price from the issuer in orderly transactions for identical or similar investments as those we hold.
During 2018, we converted a note receivable from a non-publicly traded company, considered a related party, into an equity interest in that company. This note held a balance of $11.4 million including principal balance and accrued interest at conversion which was a non-cash investing activity and is therefore not included in the consolidated statement of cash flows. Also during 2018, we sold our interest in a non-publicly traded company which had a book value of $5.4 million. Proceeds from the sale totaled $10.5 million in cash resulting in a corresponding gain of $5.1 million recorded in other income (expense), net in the accompanying consolidated statement of income. Additionally during 2018, we acquired all remaining shares of a privately held entity in which we held a minority interest as discussed in Note 5 "Acquisitions and Divestitures".
One of our non-marketable investments not accounted for under the equity method is a variable interest entity and we are not the primary beneficiary as we do not hold the power to direct the activities that most significantly impact the economic performance. Therefore, this investment is not consolidated. As of December 31, 2018 and 2017, this investment had a total carrying value of $41.0 million and $20.0 million, respectively, which is included in other long-term assets in the consolidated balance sheets, representing our maximum exposure to loss.
In 2017, we recorded total impairments to non-marketable investments not accounted for under the equity method of $5.1 million in other income (expense), net in the accompanying consolidated statement of income.